LEASES	12 Months Ended
Dec. 31, 2020
LEASES
LEASES

16   LEASES

The Company’s leases consist of operating leases for learning centers and office spaces in different cities in the PRC. The Company reviews all options to extend, terminate, or purchase its right-of-use assets at the inception of the lease and accounts for these options when they are reasonably certain of being exercised. As of December 31, 2020, the Company had no long-term leases that were classified as a financing lease, and the Company’s lease contracts only contain fixed lease payments and do not contain any residual value guarantee. Leases with an initial term of twelve months or less are not recorded on the consolidated balance sheets. The Company recognizes rental expense on a straight-line basis over the lease term.

The components of rental expense for the year ended December 31, 2019 and 2020 consist as follows:

	Year Ended
	December 31,
	2019	2020
	RMB	RMB
Short-term rental expense	93,548	114,723
Operating lease expense excluding short-term rental expense	218,314	170,022

Other information related to operating leases is as follows:

	Year Ended
	December 31,
	2019	2020
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:	314,300	244,491
Non-cash right-of-use assets in exchange for new lease liabilities:	432,898	484,202
Weighted average remaining lease term	3.74	3.20
Weighted average discount rate	5.86%	5.72%

The Company’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term and amount equal to the lease payments in a similar economic environment. The weighted-average discount rate was calculated using the discount rate for the lease that was used to calculate the lease liability balance for each lease and the remaining balance of the lease payments for each lease as of December 31, 2020.

The weighted-average remaining lease terms were calculated using the remaining lease term and the lease liability balance for each lease as of December 31, 2020.

16   LEASES (CONTINUED)

As of December 31, 2020, maturities of lease liabilities were as follows:

RMB
Year ending December 31,
2021	243,857
2022	197,984
2023	142,412
2024	71,696
2025	22,277
2026 and thereafter	8,467
Total lease payments	686,693
Less: imputed interest	81,359
Total	605,334
Less: current portion	199,083
Non-current portion	406,251

Gross rental expenses incurred under operating leases were RMB262,440, RMB311,862 and RMB284,745 for the years ended December 31, 2018, 2019, and 2020, respectively. Sublease rental income of RMB1,533, RMB1,587, and RMB971 for the years ended December 31, 2018, 2019, and 2020, respectively, were recognized as reductions of gross rental expenses.